Debt, Senior Notes Outstanding (Details) - MXN ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Outstanding senior notes [Abstract]
Borrowings		$ 567,585,631	$ 500,677,052
U.S. Dollars [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	183,421,882	143,528,274
Mexican Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	120,204,796	89,926,765
Euros [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	84,568,592	111,553,842
Pound Sterling [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	55,827,006	47,315,652
Brazilian Reais [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	32,731,458	28,788,006
Japanese Yen [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	1,674,427	1,557,115
Chilean Pesos [Member]
Outstanding senior notes [Abstract]
Borrowings	[1],[2]	$ 3,907,036	$ 3,541,257

[1]	Includes secured and unsecured senior notes.
[2]	Thousands of Mexican pesos.